UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6644

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	03/31
Date of reporting period:	12/31/06

FORM N-Q
Item 1. Schedule of Investments.
STATEMENT OF INVESTMENTS
Dreyfus Massachusetts Intermediate Municipal Bond Fund
December 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.7%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--72.1%
Boston	5.75	2/1/10	1,000,000 a	1,061,140
Boston Convention Center Act 1997,
Special Obligation (Insured;
AMBAC)	5.00	5/1/16	1,750,000	1,852,007
Boston Industrial Development
Financing Authority, Revenue
(Pilot Seafood Project) (LOC;
Canadian Imperial Bank)	5.88	4/1/07	950,000	951,947
Boston Water and Sewer Commission,
Revenue	5.00	11/1/20	2,000,000	2,143,760
Fall River
(Insured; MBIA)	5.25	6/1/10	1,000,000	1,016,610
Holyoke Gas and Electric
Department, Revenue (Insured;
MBIA)	5.38	12/1/15	1,245,000	1,353,651
Massachusetts
(Insured; AMBAC)	6.00	8/1/10	1,500,000	1,616,730
Massachusetts
(Insured; FSA)	5.25	9/1/23	1,000,000	1,145,050
Massachusetts,
Consolidated Loan	5.00	3/1/19	1,640,000	1,759,540
Massachusetts,
Federal Highway	5.50	12/15/09	1,000,000	1,052,180
Massachusetts,
Federal Highway, GAN	5.50	6/15/14	1,000,000	1,043,710
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,103,180
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; MBIA)	5.50	3/1/12	1,000,000	1,086,030
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000	1,111,000
Massachusetts College Building
Authority, Project Revenue
(Insured; AMBAC)	5.00	5/1/24	1,000,000	1,072,810
Massachusetts Development Finance
Agency, RRR (SEMASS System)
(Insured; MBIA)	5.63	1/1/14	2,000,000	2,176,740
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.70	7/1/11	565,000	569,531
Massachusetts Educational

Financing Authority, Education
Loan Revenue (Insured; AMBAC)	5.00	1/1/13	1,440,000	1,466,842
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; MBIA)	5.13	12/1/14	585,000	586,416
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hallmark
Health System) (Insured; FSA)	5.25	7/1/10	2,055,000	2,118,541
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
Pilgrim Health) (Insured; FSA)	5.25	7/1/11	1,675,000	1,719,337
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	6.25	4/1/20	1,050,000	1,306,536
Massachusetts Health and
Educational Facilities
Authority, Revenue (Healthcare
System-Covenant Health)	6.50	7/1/17	1,485,000	1,650,162
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System) (Insured;
MBIA)	5.13	7/1/11	1,000,000	1,017,040
Massachusetts Health and
Educational Facilities
Authority, Revenue (University
of Massachusetts-Worcester
Campus) (Insured; FGIC)	5.25	10/1/11	1,000,000	1,066,520
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Nuclear
Project Number 4) (Insured;
MBIA)	5.25	7/1/14	2,000,000	2,156,160
Massachusetts Municipal Wholesale
Electric Co., Power Supply
System Revenue (Project Number
6) (Insured; MBIA)	5.25	7/1/12	1,810,000	1,944,393
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(Massachusetts Water Resources
Authority Program)	6.00	8/1/14	1,015,000	1,080,539
Massachusetts Water Resources
Authority, General Revenue
(Insured; AMBAC)	5.00	8/1/21	1,300,000	1,421,472
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,500,000	1,670,790
New England Educational Loan

Marketing Corp., Student Loan
Revenue	6.90	11/1/09	2,000,000	2,107,560
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/15	1,500,000	1,599,510
Sandwich
(Insured; MBIA)	5.00	7/15/19	1,000,000	1,092,550
Springfield,
Municipal Purpose Loan
(Insured; FGIC)	5.00	8/1/18	1,000,000	1,059,560
U.S. Related--22.6%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,141,440
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	2,000,000 a	2,141,440
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.00	5/15/09	860,000 b	832,420
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.40	5/15/15	350,000 b	343,801
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	1,500,000	1,623,000
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/26	2,000,000	2,162,380
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.25	7/1/14	1,000,000	1,101,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/18	1,000,000	1,068,640
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,000,000	1,157,700
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	680,000	698,448
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes (Subordinated
Lien/Capital Program)	5.88	10/1/18	500,000	520,760
Virgin Islands Water and Power
Authority, Electric System
Revenue (Insured; Radian)	5.13	7/1/11	1,000,000	1,028,730
Total Long-Term Municipal Investments
(cost $59,930,259)				62,000,103
Short-Term Municipal	Coupon	Maturity	Principal
Investment--2.3%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related;
Government Development Bank of
Puerto Rico, CP
(cost $1,526,000)	4.10 1/8/07 1,526,000	1,525,908
Total Investments (cost $61,456,259)	97.0%	63,526,011
Cash and Receivables (Net)	3.0%	1,976,356
Net Assets	100.0%	65,502,367
a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are
	collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the
	municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

[INSERT SCHEDULE OF INVESTMENTS HERE]

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 14, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 14, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)